Consolidated Statements of Changes in Equity		Issued capital [member] USD ($)	[1]	Issued capital [member] SGD ($) [1]	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Reserve of exchange differences on translation [member] USD ($)	Reserve of exchange differences on translation [member] SGD ($)	Share option reserve [member] USD ($)	Share option reserve [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners [member] USD ($)	Equity attributable to owners [member] SGD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Apr. 30, 2022				$ 86,585		$ 249,999						$ 595,453		$ 932,037		$ (1,672,514)		$ (740,477)
IfrsStatementLineItems [Line Items]
Profit for the year												807,984		807,984		(24,249)		783,735
Exchange differences on translating foreign operations								(3,045)						(3,045)				(3,045)
Total comprehensive income attributable to equity owners of the Company								(3,045)				807,984		804,939		(24,249)		780,690
Transactions with non-controlling interest (Note 1)						150,000				(1,846,763)				(1,696,763)		1,696,763
Dividend paid (Note 29)												(250,000)		(250,000)				(250,000)
Issuance of ordinary shares in a subsidiary under common control	[2]					350,000								350,000				350,000
Balance at Apr. 30, 2023				86,585		749,999		(3,045)		(1,846,763)		1,153,437		140,213				140,213
IfrsStatementLineItems [Line Items]
Profit for the year												2,007,469		2,007,469				2,007,469
Exchange differences on translating foreign operations								1,905						1,905				1,905
Total comprehensive income attributable to equity owners of the Company								1,905				2,007,469		2,009,374				2,009,374
Dividend paid (Note 29)												(450,000)		(450,000)				(450,000)
Issuance of ordinary shares in a subsidiary under common control	[3]					250,000								250,000				250,000
Balance at Apr. 30, 2024				86,585		999,999		(1,140)		(1,846,763)		2,710,906		1,949,587				1,949,587
IfrsStatementLineItems [Line Items]
Profit for the year												42,980		42,980			$ 32,926	42,980
Exchange differences on translating foreign operations								6,978						6,978			5,227	6,978
Total comprehensive income attributable to equity owners of the Company								6,978				42,980		49,958			38,153	49,958
Dividend paid (Note 29)												(1,600,000)		(1,600,000)				(1,600,000)
Issuance of ordinary shares in a subsidiary under common control	[4]					200,000								200,000				200,000
Balance at Apr. 30, 2025		$ 66,328		$ 86,585	$ 919,258	$ 1,199,999	$ 4,473	$ 5,838	$ (1,414,710)	$ (1,846,763)	$ 883,933	$ 1,153,886	$ 459,282	$ 599,545			$ 459,282	$ 599,545

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.
[2]	Herlin has a share capital of SGD150,000 as at April 30, 2022. On July 30, 2022, Herlin’s share capital was increased by SGD350,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of Herlin. As a result, Herlin’s share capital is SGD500,000 as at April 30, 2023.
[3]	BNL has a share capital of SGD250,000 as at April 30, 2023. On October 31, 2023, BNL’s share capital was increased by SGD250,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of BNL. As a result, BNL’s share capital is SGD500,000 as at April 30, 2024.
[4]	On December 12, 2024, director’s loan amounted to SGD200,000 is capitalized by the allotment and issuance of 200,000 ordinary shares in the share capital of a subsidiary BNL to the director. Share capital of the subsidiary BNL increased from SGD500,000 to SGD700,000 after the capitalization of director’s loan.